SEGMENTAL INFORMATION - Geographical Segment Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Geographical segment data:
Revenues	$ 102,674	$ 106,155	$ 99,828
Kuwait
Geographical segment data:
Revenues	$ 0	$ 4,182	$ 0